Unaudited Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Income Statement [Abstract]
VOYAGE REVENUES (note 9a)	$ 101,323	$ 96,619	$ 202,813	$ 193,726
OPERATING EXPENSES
Voyage expenses	1,167	1,224	2,500	1,615
Vessel operating expenses (note 9a)	24,320	24,814	48,576	50,130
Depreciation and amortization	23,530	25,156	47,640	49,299
General and administrative (note 9a)	6,254	4,744	12,662	10,213
Total operating expenses	55,271	55,938	111,378	111,257
Income from vessel operations	46,052	40,681	91,435	82,469
OTHER ITEMS
Equity income (note 5)	32,924	39,425	53,297	65,849
Interest expense (note 7)	(15,068)	(13,132)	(29,899)	(26,380)
Interest income	572	782	1,220	1,297
Realized and unrealized loss on derivative instruments (note 10)	(16,335)	10,666	(23,856)	2,381
Foreign currency exchange (loss) gain (notes 7 and 10)	(66)	(2,787)	(845)	5,424
Other income	208	407	426	876
Total other items	2,235	35,361	343	49,447
Net income before income tax expense	48,287	76,042	91,778	131,916
Income tax expense (note 8)	(375)	(800)	(770)	(1,643)
Net income	47,912	75,242	91,008	130,273
Other comprehensive loss:
Unrealized loss on qualifying cash flow hedging instrument in equity accounted joint ventures before reclassifications, net of tax (note 5c)	(1,121)		(2,064)
Realized loss on qualifying cash flow hedging instrument in equity accounted joint ventures reclassified to equity income, net of tax (note 5c)	391		782
Other comprehensive loss attributable to General and limited partners	(730)		(1,282)
Comprehensive income	47,182	75,242	89,726	130,273
Non-controlling interest in net and comprehensive income	4,263	5,581	9,113	6,167
General Partner's interest in net income	7,528	6,278	14,683	12,243
Limited partners' interest in net income	36,121	63,383	67,212	111,863
Limited partners' interest in net income per common unit:
• Basic	$ 0.49	$ 0.91	$ 0.91	$ 1.60
• Diluted	$ 0.49	$ 0.91	$ 0.91	$ 1.60
Weighted-average number of common units outstanding:
• Basic	74,212,834	69,713,500	74,206,221	69,698,714
• Diluted	74,255,543	69,732,097	74,252,842	69,709,382
Cash distributions declared per common unit	$ 0.6918	$ 0.6750	$ 1.3836	$ 1.3500
Related party transactions (note 9)